OTHER ASSETS	12 Months Ended
Jun. 30, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER ASSETS

NOTE 8 - OTHER ASSETS

As of June 30, 2025, other assets consisted of prepayment for software usage rights, and joint research and development fees, using straight-line method with amortization periods of 1.7 to 2.5 years and 3 years.

STAK INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in U.S. dollars, except for number of shares)